Implementation of IFRS16 Leases - reconciliation between operating lease commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Operating lease commitments (IAS 17) per 31.12.2018			$ 8,253
Short term leases and leases expiring during 2019			(666)
Non-lease components			(1,469)
Commitments related to leases not yet commenced			(2,116)
Leases reported gross vs net			711
Effect of discounting			(485)
Finance leases (IAS 17) included in the balance sheet at 31 December 2018			432
Lease liability to be reported under IFRS 16 per 1.1.2019	$ 4,339	$ 4,660	$ 432
Additions to right-of-use assets	$ 855